Stock-Based Compensation (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015		Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Beginning, balance Number of Options	1,000,000	[1]
Number of Options Granted	350,000	[2]
Number of Options Exercised
Number of Options cancelled
Ending Balance Number of Options	1,350,000		1,000,000 [1]
Number of Options Exercisable	1,000,000
Beginning, balance Weighted Average Exercise Price	$ 0.40
Weighted Average Exercise Price Granted	$ 1.81		$ 0.40
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price cancelled
Ending balance Weighted Average Exercise Price	$ 0.76		$ 0.40
Weighted Average Exercise Price Exercisable	$ 0.40

[1]	(1) Non-Plan options
[2]	(2) Granted under 2015 Stock Incentive Plan